Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Other comprehensive income/(loss)
Other comprehensive income/loss, tax	¥ 0	¥ 0	¥ 0	¥ 0